Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

22. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The components of accounts payable and accrued liabilities were:

As at December 31 ($ thousands)	2023	2022
Trade payables	$6,303	$3,367
Accrued payables	35,994	30,401
Accrued employee annual incentive plans	4,435	4,463
Accrued interest payable	13,118	8,338
Accounts payable and accrued liabilities	$59,850	$46,569